Share Capital - Outstanding and Exercisable Options-Range of Exercise Prices (Details)	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	22,645,000	25,459,000	27,621,000
Weighted average exercise price of stock options outstanding (in cad/option)	CAD 23.96	CAD 26.26	CAD 28.79
Weighted average remaining contractual life of options outstanding (in years) | year	2.35
Number of stock options exercisable | shares	12,946,000	15,662,000
Weighted average exercise price of options exercisable (in cad per option)	CAD 28.91	CAD 29.03
$14.20 – $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	14,281,000
Weighted average exercise price of stock options outstanding (in cad/option)	CAD 18.89
Weighted average remaining contractual life of options outstanding (in years) | year	3.30
Number of stock options exercisable | shares	4,582,000
Weighted average exercise price of options exercisable (in cad per option)	CAD 22.18
$14.20 – $29.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	14.20
$14.20 – $29.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	CAD 29.99
$30.00 – $36.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	8,364,000
Weighted average exercise price of stock options outstanding (in cad/option)	CAD 32.60
Weighted average remaining contractual life of options outstanding (in years) | year	0.72
Number of stock options exercisable | shares	8,364,000
Weighted average exercise price of options exercisable (in cad per option)	CAD 32.60
$30.00 – $36.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	30.00
$30.00 – $36.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	CAD 36.20